COMMITMENTS	12 Months Ended
Dec. 31, 2018
COMMITMENTS [Abstract]
COMMITMENTS
22.	COMMITMENTS

(a)	Operating leases

The Group has entered into operating lease agreements principally for its office spaces in the PRC. These leases expire through 2021 and are renewable upon negotiation. Rental expenses under operating leases for the years ended December 31, 2016, 2017 and 2018 were $1,988, $2,854 and $2,076 respectively.

Future minimum rental lease payments under non-cancellable operating leases agreements were as follows:

Year ended December 31,

2019	$1,085
2020	854
2021	400
2022	-

$2,339

(b)	Concession fees

The Group has entered into concession right agreements with vendors, such airlines, trains and petroleum companies. The contract terms of such concession rights are usually three to five years. The concession rights expire through 2022 and are renewable upon negotiation. Concession fees charged into statements of operations for the years ended December 31, 2016, 2017 and 2018 were $23,470, $28,559 and $20,976 respectively.

Future minimum concession fee payments under non-cancellable concession right agreements were as follows:

Year ended December 31,

2019	$13,227
2020	11,436
2021	283
2022	-

$24,946